Note 6 - Leases - Components of Lease Income/Expense (Details) - AUD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fixed payment operating lease expense	$ 965,224	$ 715,086
Short-term lease expense	3,262	0
Sub-lease income	$ 137,219	$ 163,397